Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Sep. 01, 2020
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

iShares®

iShares Trust (the “Trust”)

Supplement dated December 15, 2020 (the “Supplement”)

to the Summary Prospectus and Prospectus, each dated September 1, 2020 and Statement of Additional Information (the “SAI”), dated September 1, 2020 (as revised December 7, 2020), for the iShares Morningstar Large-Cap Growth ETF (JKE) (the “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and the SAI for the Fund.

The Board of Trustees (the “Board”) has approved the following changes for the Fund that are expected to be implemented on a date specified by the officers of the Trust, and such date shall be no earlier than March 19, 2021:

Current Name	Current Ticker	New Name	New Ticker
iShares Morningstar Large-Cap Growth ETF	JKE	iShares Morningstar Growth ETF	ILCG

In addition, the Board has approved a change in the Fund’s underlying index from the Current Underlying Index to the New Underlying Index (or, in certain circumstances, the Interim Underlying Index) as detailed below:

Current Underlying Index	New Underlying Index	Interim Underlying Index
Morningstar® US Large Growth IndexSM	Morningstar® US Large-Mid Cap Broad Growth IndexSM	Morningstar® US Large-Mid Cap Broad Growth Capped IndexSM

The Trust will solicit shareholder approval to change the Fund’s diversification status from diversified to non-diversified, as such terms are defined under the Investment Company Act of 1940, at a Special Meeting of Shareholders to be held on or about March 12, 2021. As soon as reasonably practicable following shareholder approval, the Fund will begin tracking the Morningstar® US Large-Mid Cap Broad Growth IndexSM.

In the event that shareholder approval to change the Fund’s diversification status from diversified to non-diversified is ultimately not obtained, the Fund will track the Morningstar® US Large-Mid Cap Broad Growth Capped IndexSM (the “Interim Underlying Index”). In addition, if the Fund is unable to obtain shareholder approval in a timely manner, the Fund may track the Interim Underlying Index on an interim basis.

The following changes for the Fund are expected to be implemented no earlier than March 19, 2021.

Change in the Fund’s “Investment Objective”

The section entitled “Investment Objective” on page S-1 of the Prospectus and Summary Prospectus of the Fund shall be deleted in its entirety and replaced with the following:

The iShares Morningstar Growth ETF seeks to track the investment results of an index composed of large- and mid-capitalization U.S. equities that exhibit growth characteristics.

Change in the Fund’s “Principal Investment Strategies”

The first paragraph of the section of the Fund’s Summary Prospectus and Prospectus entitled “Principal Investment Strategies” shall be deleted in its entirety and replaced with the following:

Upon obtaining shareholder approval to be managed as a non-diversified fund, the Fund will seek to track the investment results of the Morningstar® US Large-Mid Cap Broad Growth IndexSM (the “Underlying Index”), which measures the performance of stocks issued by large-mid capitalization companies that have exhibited above-average “growth” characteristics as determined by Morningstar, Inc.’s (“Morningstar” or the “Index Provider”) proprietary index methodology. Underlying Index constituents are drawn from the pool of stocks issued by U.S. based companies that trade publicly on the New York Stock Exchange (“NYSE”), the NYSE Amex Equities or The NASDAQ Stock Market. The Morningstar index methodology defines “large-mid capitalization” stocks as those stocks that form approximately the top 90% of the market capitalization of the stocks eligible to be included in the Morningstar® US Market Extended IndexSM (a diversified broad market index that represents approximately 99.5% of the market capitalization of publicly-traded U.S. stocks and includes only those stocks in the top 75% of companies in the investable universe based on liquidity score). The Index Provider then designates stocks as “blend,” “growth” or “value” based on their style orientations. The stocks in the Underlying Index are designated as “growth” because they are issued by companies that typically have higher than average historical and forecasted earnings, sales, equity and cash flow growth.

The stocks in the Underlying Index are weighted according to the total value of shares that are publicly owned and available for trading. As of September 30, 2020, a significant portion of the Underlying Index is represented by securities of companies in the consumer discretionary and information technology industries or sectors. The components of the Underlying Index are likely to change over time.

In the event that shareholder approval to change the Fund’s diversification status from diversified to non-diversified is ultimately not obtained, the Fund will track the Morningstar®  US Large-Mid Cap Broad Growth Capped IndexSM (the “Interim Underlying Index”) on a date specified by the officers of the Trust, and such date shall be no earlier than March 19, 2021. In addition, if the Fund is unable to obtain shareholder approval in a timely manner, the Fund may track the Interim Underlying Index on an interim basis. The index methodology of the Interim Underlying Index is substantially similar to that of the New Underlying Index except that the Interim Underlying Index employees a capping methodology to limit the weights of some issuers in the index.

Change in the Fund’s “Summary of Principal Risks”

The following shall be added under the paragraph entitled “Market Trading Risk” on page S-6 of the prospectus and summary prospectus.

Non-Diversification Risk. Upon obtaining shareholder approval to be managed as a non-diversified fund, the Fund may invest a large percentage of its assets in securities issued by or representing a small number of issuers. As a result, the Fund’s performance may depend on the performance of a small number of issuers.

If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares Morningstar Large-Cap Growth ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

iShares®

iShares Trust (the “Trust”)

Supplement dated December 15, 2020 (the “Supplement”)

to the Summary Prospectus and Prospectus, each dated September 1, 2020 and Statement of Additional Information (the “SAI”), dated September 1, 2020 (as revised December 7, 2020), for the iShares Morningstar Large-Cap Growth ETF (JKE) (the “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and the SAI for the Fund.

The Board of Trustees (the “Board”) has approved the following changes for the Fund that are expected to be implemented on a date specified by the officers of the Trust, and such date shall be no earlier than March 19, 2021:

Current Name	Current Ticker	New Name	New Ticker
iShares Morningstar Large-Cap Growth ETF	JKE	iShares Morningstar Growth ETF	ILCG

In addition, the Board has approved a change in the Fund’s underlying index from the Current Underlying Index to the New Underlying Index (or, in certain circumstances, the Interim Underlying Index) as detailed below:

Current Underlying Index	New Underlying Index	Interim Underlying Index
Morningstar® US Large Growth IndexSM	Morningstar® US Large-Mid Cap Broad Growth IndexSM	Morningstar® US Large-Mid Cap Broad Growth Capped IndexSM

The Trust will solicit shareholder approval to change the Fund’s diversification status from diversified to non-diversified, as such terms are defined under the Investment Company Act of 1940, at a Special Meeting of Shareholders to be held on or about March 12, 2021. As soon as reasonably practicable following shareholder approval, the Fund will begin tracking the Morningstar® US Large-Mid Cap Broad Growth IndexSM.

In the event that shareholder approval to change the Fund’s diversification status from diversified to non-diversified is ultimately not obtained, the Fund will track the Morningstar® US Large-Mid Cap Broad Growth Capped IndexSM (the “Interim Underlying Index”). In addition, if the Fund is unable to obtain shareholder approval in a timely manner, the Fund may track the Interim Underlying Index on an interim basis.

The following changes for the Fund are expected to be implemented no earlier than March 19, 2021.

Change in the Fund’s “Investment Objective”

The section entitled “Investment Objective” on page S-1 of the Prospectus and Summary Prospectus of the Fund shall be deleted in its entirety and replaced with the following:

The iShares Morningstar Growth ETF seeks to track the investment results of an index composed of large- and mid-capitalization U.S. equities that exhibit growth characteristics.

Change in the Fund’s “Principal Investment Strategies”

The first paragraph of the section of the Fund’s Summary Prospectus and Prospectus entitled “Principal Investment Strategies” shall be deleted in its entirety and replaced with the following:

Upon obtaining shareholder approval to be managed as a non-diversified fund, the Fund will seek to track the investment results of the Morningstar® US Large-Mid Cap Broad Growth IndexSM (the “Underlying Index”), which measures the performance of stocks issued by large-mid capitalization companies that have exhibited above-average “growth” characteristics as determined by Morningstar, Inc.’s (“Morningstar” or the “Index Provider”) proprietary index methodology. Underlying Index constituents are drawn from the pool of stocks issued by U.S. based companies that trade publicly on the New York Stock Exchange (“NYSE”), the NYSE Amex Equities or The NASDAQ Stock Market. The Morningstar index methodology defines “large-mid capitalization” stocks as those stocks that form approximately the top 90% of the market capitalization of the stocks eligible to be included in the Morningstar® US Market Extended IndexSM (a diversified broad market index that represents approximately 99.5% of the market capitalization of publicly-traded U.S. stocks and includes only those stocks in the top 75% of companies in the investable universe based on liquidity score). The Index Provider then designates stocks as “blend,” “growth” or “value” based on their style orientations. The stocks in the Underlying Index are designated as “growth” because they are issued by companies that typically have higher than average historical and forecasted earnings, sales, equity and cash flow growth.

The stocks in the Underlying Index are weighted according to the total value of shares that are publicly owned and available for trading. As of September 30, 2020, a significant portion of the Underlying Index is represented by securities of companies in the consumer discretionary and information technology industries or sectors. The components of the Underlying Index are likely to change over time.

In the event that shareholder approval to change the Fund’s diversification status from diversified to non-diversified is ultimately not obtained, the Fund will track the Morningstar®  US Large-Mid Cap Broad Growth Capped IndexSM (the “Interim Underlying Index”) on a date specified by the officers of the Trust, and such date shall be no earlier than March 19, 2021. In addition, if the Fund is unable to obtain shareholder approval in a timely manner, the Fund may track the Interim Underlying Index on an interim basis. The index methodology of the Interim Underlying Index is substantially similar to that of the New Underlying Index except that the Interim Underlying Index employees a capping methodology to limit the weights of some issuers in the index.

Change in the Fund’s “Summary of Principal Risks”

The following shall be added under the paragraph entitled “Market Trading Risk” on page S-6 of the prospectus and summary prospectus.

Non-Diversification Risk. Upon obtaining shareholder approval to be managed as a non-diversified fund, the Fund may invest a large percentage of its assets in securities issued by or representing a small number of issuers. As a result, the Fund’s performance may depend on the performance of a small number of issuers.

If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.